TAXES ON INCOME - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Effective Tax Rate Reconciliation Abstract
IL statutory tax rate	$ (3,041)	$ (2,542)	$ (2,596)
IL statutory tax rate, percentage	23.00%
Share-based compensation	$ 747
Share-based compensation, percentage	(5.70%)
Revaluation of financial liabilities at fair value through profit or loss	$ (166)
Revaluation of financial liabilities at fair value through profit or loss, percentage	1.30%
Others	$ 123
Others, percentage	(0.90%)
Changes in valuation allowances	$ 2,713
Changes in valuation allowances, percentage	(20.50%)
Other adjustments	$ (376)
Other adjustments, percentage	2.80%
Effective tax rate	$ 0	$ 0	$ 0
Effective tax rate, percentage	0.00%